Annual Fund Operating Expenses - Goldman Sachs Access High Yield Corporate Bond ETF - Goldman Sachs Access High Yield Corporate Bond ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.34%
Distribution and Service (12b-1) Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.34%